Schedule of Changes in the Warrant Liability (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Warrant Liability
FMV of Note Warrants, at issuance	$ 157,647
FMV of Trading and Overallotment Warrants, at issuance	5,778,750
Change in fair value of warrant liability, issuance through September 30, 2022	(2,835,295)
Fair Value at September 30, 2022	$ 3,101,102